Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases
2023	$ 30,558
2024	30,615
2025	30,356
2026	30,368
2027 and thereafter	181,207
Total	303,104
Operating lease liabilities, including current portion	234,867	$ 243,804
Discount based on incremental borrowing rate	$ 68,237